Expense Example - Investor A, C and Institutional - BlackRock Strategic Global Bond Fund, Inc.	Apr. 29, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 480
Expense Example, with Redemption, 3 Years	684
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	1,665
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	976
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	983
Expense Example, with Redemption, 10 Years	$ 2,004